Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Stock Based Compensation [Abstract]
Schedule of outstanding stock options, exercisable stock options

	2013	2012	2011

Outstanding, beginning of year	28,869	28,869	0
Granted	0	0	28,869
Exercised	0	0	0
Forfeited	(1,375)	0	0

Outstanding, end of year	27,494	28,869	28,869

Schedule Of Fair Value Of Assumptions

Weighted-average fair value of options granted	$3.62

Average dividend yield	5.00%

Expected volatility	25.00%

Risk-free interest rate	2.85%

Expected term (in years)	8

Summary Of Restricted Stock Activity

	2013		2012

	Shares	Weighted average grant date fair value	Shares	Weighted average grant date fair value

Nonvested at beginning of the year	5,250	$31.21	0	$0
Granted	0	0	5,250	31.21
Vested	1,050	0	0	0
Forfeited	(400)	31.21	0	0

Nonvested at end of year	3,800	$31.21	5,250	$31.21